FINANCIAL ASSETS AT AMORTISED COST - Total Impairment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	£ 4,796	£ 4,000
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	9	3
Loans and advances to banks
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	9	0
Loans and advances to customers
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	4,475	3,804
Debt securities
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	8	2
Due from fellow Lloyds Banking Group undertakings
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Financial assets at amortised cost
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	4,492	3,806
Provisions in relation to loan commitments and financial guarantees
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	304	194
Stage 1 £m
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	816	1,013
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	9	3
Stage 1 £m | Loans and advances to banks
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	9	0
Stage 1 £m | Loans and advances to customers
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	678	909
Stage 1 £m | Debt securities
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	7	1
Stage 1 £m | Due from fellow Lloyds Banking Group undertakings
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 1 £m | Financial assets at amortised cost
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	694	910
Stage 1 £m | Provisions in relation to loan commitments and financial guarantees
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	122	103
Stage 2 £m
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1,970	1,198
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 2 £m | Loans and advances to banks
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 2 £m | Loans and advances to customers
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1,792	1,112
Stage 2 £m | Debt securities
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 2 £m | Due from fellow Lloyds Banking Group undertakings
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 2 £m | Financial assets at amortised cost
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1,792	1,112
Stage 2 £m | Provisions in relation to loan commitments and financial guarantees
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	178	86
Stage 3 £m
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1,757	1,579
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 3 £m | Loans and advances to banks
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 3 £m | Loans and advances to customers
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1,752	1,573
Stage 3 £m | Debt securities
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1	1
Stage 3 £m | Due from fellow Lloyds Banking Group undertakings
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 3 £m | Financial assets at amortised cost
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1,753	1,574
Stage 3 £m | Provisions in relation to loan commitments and financial guarantees
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	4	5
POCI £m
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	253	210
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
POCI £m | Loans and advances to banks
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
POCI £m | Loans and advances to customers
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	253	210
POCI £m | Debt securities
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
POCI £m | Due from fellow Lloyds Banking Group undertakings
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
POCI £m | Financial assets at amortised cost
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	253	210
POCI £m | Provisions in relation to loan commitments and financial guarantees
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	£ 0	£ 0